SUBSEQUENT EVENTS (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	Feb. 16, 2022	Feb. 18, 2022	Dec. 31, 2021	Oct. 01, 2020
Capital
SUBSEQUENT EVENTS
Number			1,690,984,923
Treasury share
SUBSEQUENT EVENTS
Number		14,046,652	14,046,652
Preferred shares
SUBSEQUENT EVENTS
Number				1,119,340,706
Interest on equity
SUBSEQUENT EVENTS
Gross interest on equity	R$ 180,000
Gross interest on equity, per share	R$ 0.10739500713
Net interest on equity	R$ 153,000
Net interest on equity, per share	R$ 0.09128575606